EARNINGS PER SHARE - Reconciliation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended							4 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 09, 2016	Jun. 17, 2016	Mar. 25, 2016	Dec. 30, 2016	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Computation of Basic Earnings Per Share
Net income	$ 112	$ 47	$ 48	$ 28	$ 41	$ 25	$ 7	$ 49	$ 235	$ 122	$ 127
Shares for basic earnings per share (in shares)									27.1	27.9	31.5
Basic earnings per share (in usd per share)	$ 4.21	$ 1.74	$ 1.76	$ 1.02	$ 1.51	$ 0.90	$ 0.23	$ 1.79	$ 8.70	$ 4.37	$ 4.04
Computation of Diluted Earnings Per Share
Net income	$ 112	$ 47	$ 48	$ 28	$ 41	$ 25	$ 7	$ 49	$ 235	$ 122	$ 127
Shares for basic earnings per share (in shares)									27.1	27.9	31.5
Effect of dilutive shares outstanding
Employee stock options and SARs (in shares)									0.4	0.3	0.5
Restricted stock units (in shares)									0.2	0.2	0.2
Shares for diluted earnings per share (in shares)									27.7	28.4	32.2
Diluted earnings per share (in usd per share)	$ 4.10	$ 1.70	$ 1.72	$ 1.00	$ 1.48	$ 0.89	$ 0.23	$ 1.75	$ 8.49	$ 4.29	$ 3.95